Note 8 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2014
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets [Text Block]
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

(In Thousands)

	December 31
	2014	2013

Prepaid expenses	$674	$592
Interest receivable	293	338
Other receivable	26	29
Value-added-tax recoverable	19	56
Deferred income tax assets	17	16
Other	279	406

	$1,308	$1,437